CONVERTIBLE DEBENTURES (Details) (USD $)	1 Months Ended	3 Months Ended		12 Months Ended		1 Months Ended	3 Months Ended	0 Months Ended			1 Months Ended
	Jan. 31, 2013	Jan. 31, 2015	Jan. 31, 2014	Oct. 31, 2014	Oct. 31, 2013	Sep. 30, 2012	Apr. 30, 2013	Jan. 25, 2013	Sep. 09, 2014	Nov. 11, 2013	Nov. 30, 2013	Nov. 30, 2016	Dec. 31, 2015	Apr. 30, 2014
CONVERTIBLE DEBENTURES (Details) [Line Items]
Proceeds from Convertible Debt			$ 3,500,000	$ 3,500,000	$ 1,765,000
Debt Instrument, Convertible, Conversion Price (in Dollars per share)											$ 0.1892
Debt Instrument, Unamortized Discount				891,402								(2,085,936)	(1,394,819)
Paid-in-Kind Interest			28,800	61,778	98,739
Debt Instrument Prepayment Threshold Trading Days Ending Prior To Prepayment Notice	30
Embedded Derivative, Fair Value of Embedded Derivative Liability				1,670,704	164,811
Convertible Debt												1,414,064
Debt Instrument, Face Amount				1,440,000	325,000							3,500,000	1,765,000
Legal Fees		3,604,000		3,604,000
Debt Issuance Cost				19,156	83,760
Derivative Liability, Current					540,000
Derivative, Gain (Loss) on Derivative, Net			(1,320,000)	(592,945)	475,189
Amortization of Debt Discount (Premium)			217,316	634,267	991,180
Gains (Losses) on Extinguishment of Debt				(2,699,022)	(343,517)
Gain (Loss) On Shares Conversion				(2,216,107)
Chairman And Chief Executive Officer And One Director [Member] | Convertible Debenture Due September 2016 [Member]
CONVERTIBLE DEBENTURES (Details) [Line Items]
Proceeds from Convertible Debt						300,000
President Chief Executive Officer And Director And Other Two Directors [Member] | Convertible Debenture Due January 2015 [Member]
CONVERTIBLE DEBENTURES (Details) [Line Items]
Proceeds from Convertible Debt	250,000
Convertible Debenture Without Conversion Features [Member] | Convertible Debenture Due January 2015 [Member]
CONVERTIBLE DEBENTURES (Details) [Line Items]
Convertible Debt, Fair Value Disclosures								1,490,000
Debt Instrument, Face Amount				200,000
Debenture Conversion Feature [Member] | Convertible Debenture Due January 2015 [Member]
CONVERTIBLE DEBENTURES (Details) [Line Items]
Embedded Derivative, Fair Value of Embedded Derivative Liability								1,180,000
Embeded Derivatives Conversion Features [Member] | Convertible Debenture Due November 2016 [Member]
CONVERTIBLE DEBENTURES (Details) [Line Items]
Debt Instrument, Convertible, Conversion Price (in Dollars per share)											$ 0.1892
Convertible Debenture Without Conversion Features [Member] | Convertible Debenture Due November 2016 [Member]
CONVERTIBLE DEBENTURES (Details) [Line Items]
Convertible Debt, Fair Value Disclosures											2,710,000
Embeded Derivatives Conversion Features [Member] | Convertible Debenture Due November 2016 [Member]
CONVERTIBLE DEBENTURES (Details) [Line Items]
Embedded Derivative, Fair Value of Embedded Derivative Liability											1,570,000
Warrants Not Settleable in Cash, Fair Value Disclosure											740,000
Relative fair value of Convertible Debenture Warrant											515,936
Convertible Debenture Due September 2016 [Member]
CONVERTIBLE DEBENTURES (Details) [Line Items]
Debt Instrument, Convertible, Latest Date						Sep. 12, 2016
Proceeds from Convertible Debt						750,000
Debt Instrument, Interest Rate, Stated Percentage						8.00%
Debt Instrument, Convertible, Conversion Price (in Dollars per share)						$ 0.092
Debt Instrument, Unamortized Discount						717,000
Debt Instrument Prepayment Notice Period						30 days
Debt Conversion, Original Debt, Amount							750,000
Debt Conversion, Converted Instrument, Shares Issued (in Shares)							8,152,170
Debt Conversion Converted Instrument Additional Shares Issued (in Shares)							100,725
Paid-in-Kind Interest							9,300
Interest Expense, Debt							717,000
Convertible Debenture Due January 2015 [Member]
CONVERTIBLE DEBENTURES (Details) [Line Items]
Proceeds from Convertible Debt	1,765,000
Debt Instrument, Interest Rate, Stated Percentage	8.00%
Debt Instrument, Convertible, Conversion Price (in Dollars per share)	0.15
Debt Instrument, Unamortized Discount								(1,394,819)					1,394,819
Debt Instrument Prepayment Notice Period	30 days
Debt Instrument, Convertible, Stock Price Trigger (in Dollars per share)	0.15
Debt Instrument, Convertible, Threshold Trading Days	10
Debt Instrument Prepayment Threshold Trading Days	20
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)	5,882,745			276,014
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right (in Shares)	1
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)	0.30
Convertible Debt, Fair Value Disclosures								2,670,000
Embedded Derivative, Fair Value of Embedded Derivative Liability								1,180,000					1,180,000	1,671,000
Warrants Not Settleable in Cash, Fair Value Disclosure								370,000
Relative fair value of Convertible Debenture Warrant				17,360				214,819					214,819
Convertible Debt Instrument Including Embedded Derivative Relative Fair Value								1,550,181
Convertible Debt								370,181
Debt Instrument, Face Amount				1,240,000	325,000			1,765,000
Derivative Liability and Warrant								1,394,819
Fair Value Inputs, Discount Rate								18.60%
Cash Fee Compensation Placement Agent				41,400
Legal Fees				25,000
Debt Issuance Cost				83,760
Derivative Liability, Current				0	540,000
Derivative, Gain (Loss) on Derivative, Net				1,131,000	475,000
Amortization of Debt Discount (Premium)				233,000	273,000
Debt Instrument, Increase, Accrued Interest				9,000	5,878
Debt Instrument Convertible Number Of Equity Instruments For Principal (in Shares)				8,267,080	2,166,775
Debt Instrument Convertible Number Of Equity Instruments For Interest (in Shares)				29,633	20,125
Gains (Losses) on Extinguishment of Debt				482,915	343,517
Convertible Debenture Due November 2016 [Member]
CONVERTIBLE DEBENTURES (Details) [Line Items]
Proceeds from Convertible Debt											3,500,000
Debt Instrument, Interest Rate, Stated Percentage											6.00%
Debt Instrument, Convertible, Conversion Price (in Dollars per share)											$ 0.3784
Debt Instrument, Unamortized Discount											2,085,936
Debt Instrument Prepayment Notice Period											30 days
Debt Conversion, Converted Instrument, Shares Issued (in Shares)									18,498,943		9,249,472
Debt Instrument, Convertible, Stock Price Trigger (in Dollars per share)											$ 0.142
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)									9,249,472
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right (in Shares)											1
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)									$ 0.31
Convertible Debt, Fair Value Disclosures											4,280,000
Embedded Derivative, Fair Value of Embedded Derivative Liability											1,570,000
Relative fair value of Convertible Debenture Warrant											515,936
Convertible Debt Instrument Including Embedded Derivative Relative Fair Value											2,984,064
Convertible Debt											1,414,064
Debt Instrument, Face Amount									3,500,000		3,500,000
Fair Value Inputs, Discount Rate										16.00%
Derivative Liability, Current				1,032,000	0
Derivative, Gain (Loss) on Derivative, Net				538,000	0
Amortization of Debt Discount (Premium)				401,000	0
Debt Instrument, Increase, Accrued Interest									173,000
Conversion of Stock, Shares Issued (in Shares)									3,500
Retirement and Cancellation Of Shares (in Shares)									15,978,943
Gain (Loss) On Shares Conversion									$ 2,216,000